Derivative Instruments and Accounting Hedges (Details) - Schedule of cash flows of the underlying assets portfolio and the cash flow of the liability - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Hedge element
Cash flows in CLF	$ 1,548,639	$ 1,388,127
Hedge instrument
Forward UF	(3,099)
Net cash flows
Up to 1 month
Hedge element
Cash flows in CLF	537	160
Hedge instrument
Net cash flows
Over 1 month and up to 3 months [Member]
Hedge element
Cash flows in CLF	4,031	280
Hedge instrument
Forward UF	(3,099)
Net cash flows
Over 3 months and up to 12 months [Member]
Hedge element
Cash flows in CLF	59,853	186,116
Hedge instrument
Net cash flows
Over 1 year and up to 3 years [Member]
Hedge element
Cash flows in CLF	370,886	213,673
Hedge instrument
Net cash flows
Over 3 years and up to 5 years [Member]
Hedge element
Cash flows in CLF	144,432	246,244
Hedge instrument
Net cash flows
Over 5 years [Member]
Hedge element
Cash flows in CLF	968,900	741,654
Hedge instrument
Net cash flows
Cross Currency Swap HKD | Cash Flow Hedges
Hedge instrument
Cross Currency	(378,801)	(364,510)
Cross Currency Swap HKD | Up to 1 month | Cash Flow Hedges
Hedge instrument
Cross Currency	(171)	(160)
Cross Currency Swap HKD | Over 1 month and up to 3 months [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency
Cross Currency Swap HKD | Over 3 months and up to 12 months [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(9,630)	(9,035)
Cross Currency Swap HKD | Over 1 year and up to 3 years [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(75,575)	(72,728)
Cross Currency Swap HKD | Over 3 years and up to 5 years [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(79,358)	(76,073)
Cross Currency Swap HKD | Over 5 years [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(214,067)	(206,514)
Cross Currency Swap PEN | Cash Flow Hedges
Hedge instrument
Cross Currency	(34,490)	(32,450)
Cross Currency Swap PEN | Up to 1 month | Cash Flow Hedges
Hedge instrument
Cross Currency
Cross Currency Swap PEN | Over 1 month and up to 3 months [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(51)	(48)
Cross Currency Swap PEN | Over 3 months and up to 12 months [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(52)	(49)
Cross Currency Swap PEN | Over 1 year and up to 3 years [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(207)	(194)
Cross Currency Swap PEN | Over 3 years and up to 5 years [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(206)	(194)
Cross Currency Swap PEN | Over 5 years [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(33,974)	(31,965)
Cross Currency Swap JPY | Cash Flow Hedges
Hedge instrument
Cross Currency	(309,496)	(253,169)
Cross Currency Swap JPY | Up to 1 month | Cash Flow Hedges
Hedge instrument
Cross Currency
Cross Currency Swap JPY | Over 1 month and up to 3 months [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(341)
Cross Currency Swap JPY | Over 3 months and up to 12 months [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(40,029)	(4,195)
Cross Currency Swap JPY | Over 1 year and up to 3 years [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(8,388)	(40,526)
Cross Currency Swap JPY | Over 3 years and up to 5 years [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(8,376)	(6,596)
Cross Currency Swap JPY | Over 5 years [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(252,362)	(201,852)
Cross Currency Swap USD | Cash Flow Hedges
Hedge instrument
Cross Currency	(99,810)	(205,846)
Cross Currency Swap USD | Up to 1 month | Cash Flow Hedges
Hedge instrument
Cross Currency
Cross Currency Swap USD | Over 1 month and up to 3 months [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency
Cross Currency Swap USD | Over 3 months and up to 12 months [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(1,104)	(165,634)
Cross Currency Swap USD | Over 1 year and up to 3 years [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(57,936)	(1,311)
Cross Currency Swap USD | Over 3 years and up to 5 years [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(1,402)	(1,317)
Cross Currency Swap USD | Over 5 years [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(39,368)	(37,584)
Cross Currency Swap CHF | Cash Flow Hedges
Hedge instrument
Cross Currency	(345,304)	(210,261)
Cross Currency Swap CHF | Up to 1 month | Cash Flow Hedges
Hedge instrument
Cross Currency	(366)
Cross Currency Swap CHF | Over 1 month and up to 3 months [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency
Cross Currency Swap CHF | Over 3 months and up to 12 months [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(5,281)	(3,929)
Cross Currency Swap CHF | Over 1 year and up to 3 years [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(220,166)	(91,923)
Cross Currency Swap CHF | Over 3 years and up to 5 years [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(4,387)	(114,409)
Cross Currency Swap CHF | Over 5 years [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(115,104)
Cross Currency Swap EUR | Cash Flow Hedges
Hedge instrument
Cross Currency	(99,901)	(95,620)
Cross Currency Swap EUR | Up to 1 month | Cash Flow Hedges
Hedge instrument
Cross Currency
Cross Currency Swap EUR | Over 1 month and up to 3 months [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency
Cross Currency Swap EUR | Over 3 months and up to 12 months [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(2,028)	(1,912)
Cross Currency Swap EUR | Over 1 year and up to 3 years [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(4,070)	(3,805)
Cross Currency Swap EUR | Over 3 years and up to 5 years [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(46,165)	(44,464)
Cross Currency Swap EUR | Over 5 years [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(47,638)	(45,439)
Cross Currency Swap AUD | Cash Flow Hedges
Hedge instrument
Cross Currency	(205,149)	(157,560)
Cross Currency Swap AUD | Up to 1 month | Cash Flow Hedges
Hedge instrument
Cross Currency
Cross Currency Swap AUD | Over 1 month and up to 3 months [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(540)	(232)
Cross Currency Swap AUD | Over 3 months and up to 12 months [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(1,064)	(738)
Cross Currency Swap AUD | Over 1 year and up to 3 years [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(3,212)	(1,939)
Cross Currency Swap AUD | Over 3 years and up to 5 years [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(3,208)	(1,942)
Cross Currency Swap AUD | Over 5 years [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(197,125)	(152,709)
Cross Currency Swap NOK | Cash Flow Hedges
Hedge instrument
Cross Currency	(72,589)	(68,711)
Cross Currency Swap NOK | Up to 1 month | Cash Flow Hedges
Hedge instrument
Cross Currency
Cross Currency Swap NOK | Over 1 month and up to 3 months [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency
Cross Currency Swap NOK | Over 3 months and up to 12 months [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(665)	(624)
Cross Currency Swap NOK | Over 1 year and up to 3 years [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(1,332)	(1,247)
Cross Currency Swap NOK | Over 3 years and up to 5 years [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	(1,330)	(1,249)
Cross Currency Swap NOK | Over 5 years [Member] | Cash Flow Hedges
Hedge instrument
Cross Currency	$ (69,262)	$ (65,591)